UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21946

Old Field Fund, LLC

(Exact name of registrant as specified in charter)

733 Third Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service

Registrant’s telephone number, including area code: 1-212-532-3651

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Quarterly Report (unaudited)

December 31, 2011

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

December 31, 2011 (unaudited)

Old Field Fund, LLC (the “Fund”) acts as a feeder fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in Old Field Fund, LDC (the “Offshore Feeder Fund”), which is a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Feeder Fund, in turn, invests all or substantially all of its investable assets in Old Field Master Fund, LLC (the “Master Fund”). In the Fund’s structure, the Offshore Feeder Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Master Fund’s schedule of investments in investment funds is listed below.

Investment Strategy/Name	First Acquisition Date	Number of Shares	Cost	Fair Value	Percentage of Members’ Equity[1]	% in Side Pockets[2]	Liquidity[3]	Expiration Date of Lock- Up Period[4]
Distressed:
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	61	$108,134	$148,401	3.86%	–	Quarterly	N/A
York Credit Opportunities Unit Trust	9/1/2009	11,313	500,000	608,390	15.83%	–	Annually	N/A

Total Distressed			608,134	756,791	19.69%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	7	-	6,646	0.17%	100.00%	N/A9	N/A
Montrica Global Opportunities Fund	2/1/2007	675	58,770	39,743	1.03%	100.00%	N/A11	N/A
Owl Creek Overseas Fund, Ltd.	7/1/2009	2,134	16,710	17,177	0.45%	–	Annually	N/A
Perry Partners International, Inc.	5/1/2007	1,300	88,628	111,400	2.90%	100.00%	N/A9	N/A

Total Event Driven			164,108	174,966	4.55%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	91	179,612	118,848	3.09%	–	N/A6	N/A

Fundamental Market Neutral:
Level Global Overseas, Ltd.	5/1/2009	31	14,085	16,502	0.43%	–	N/A12	N/A

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	784	102,536	120,470	3.13%	100.00%	N/A9	N/A
Broad Peak Fund, Ltd.	1/1/2010	269	14,495	9,431	0.24%	–	Quarterly[10]	8

Total Multi-Strategy Relative Value			117,031	129,901	3.37%

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	990	1,245,094	1,245,412	32.40%	100.00%	N/A9	N/A
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	3,175	359,374	38,977	1.01%	–	N/A6	N/A
Dune Capital International, Ltd.	2/1/2007	–	290,794	113,748	2.96%	–	N/A6	N/A
Petra Offshore Fund L.P.*	2/1/2007	–	1,400,000	–	0.00%	–	N/A5	N/A
Sorin Offshore Fund, Ltd.	2/1/2008	10	11,296	12,152	0.32%	–	N/A6	N/A

Total Structured Credit			3,306,558	1,410,289	36.69%

Total Investments in Investment Funds			$4,389,528	$2,607,297	67.82%

[1]	Percentages are based on members’ equity at end of period of $3,844,310.
[2]	Percentages of assets invested in side pockets.
[3]	Available frequency of redemptions after initial lock-up period.
[4]

Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after December 31, 2011 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

[5]	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.
[6]

Investment fund is in the process of an orderly wind-down with the return of capital to investors. Voluntary redemptions are not permitted. The Fund can not estimate when the wind-down will be completed.

[7]

On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities, assets and liabilities (excluding deferred incentive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares. The Investment Fund is liquidating its assets, hence all redemptions are suspended.

[8]	Class A2 – First business day after the last valuation date of the first quarter of 2011.

Class S – Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

[9]	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.
[10]	25% Fund level gate.
[11]

Investment at December 31, 2011 represents the Fund’s investment in special situation shares (“SSS”). The SSS are not redeemable at the option of the holder. The Fund can not estimate when the shares will be redeemed.

[12]	Investment at December 31, 2011 represents a management fee reserve.
*	See Note B [4] in the Annual Report dated March 31, 2011 – Investments valuation and revenue recognition.

At December 31, 2011, the aggregate cost of investments for tax purposes was $4,389,528. Net unrealized depreciation on investments for tax purposes was $(1,782,231), consisting of $200,067 of gross unrealized appreciation and $(1,982,298) of gross unrealized depreciation.

Amounts designated as “–” are either $0 or have been rounded down to $0.

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

December 31, 2011 (unaudited)

The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments by investment strategy:
Distressed	$–	$148,401	$608,390	$756,791
Event Driven	–	–	174,966	174,966
Fixed Income Relative Value	–	–	118,848	118,848
Fundamental Market Neutral	–	–	16,502	16,502
Multi-Strategy Relative Value	–	–	129,901	129,901
Structured Credit	–	–	1,410,289	1,410,289

Total investments by investment strategy	–	148,401	2,458,896	2,607,297

Cash & Cash Equivalents	136,329	–	–	136,329

Total	$136,329	$148,401	$2,458,896	$2,743,626

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Investment Funds	Distressed	Event Driven	Fixed Income Relative Value	Fundamental Market Neutral	Multi-Strategy Relative Value	Structured Credit

Balance as of 4/1/11	$4,813,717	$1,596,639	$1,042,620	$122,168	$–	$561,724	$1,490,566
Realized gain (loss)	224,372	199,374	46,666	(3,443)	–	(883)	(17,342)
Change in unrealized appreciation (depreciation)	(260,466)	(270,547)	(115,239)	6,910	2,417	16,880	99,113
Net Purchases	14,085	–	–	–	14,085	–	–
Net Sales	(2,384,299)	(917,076)	(799,081)	(6,787)	–	(447,820)	(213,535)
Transfers into Level 3[1]	51,487	–	–	–	–	–	51,487

Balance as of 12/31/11	$2,458,896	$608,390	$174,966	$118,848	$16,502	$129,901	$1,410,289

Net change in unrealized gain/(loss) relating to investments held at 12/31/11	$(196,158)	(206,239)	(115,239)	$6,910	$2,417	$16,880	$99,113

[1]	Investment Funds were transferred from Level 2 to Level 3 because the Fund is in liquidation and distributions are tentative.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Fund, LLC

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, President

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, President, Principal Executive Officer

Date: February 28, 2012

By (Signature and Title)*	/s/ Thomas J. Modzelewski
Thomas J. Modzelewski, Principal Financial Officer

Date: February 28, 2012

*	Print the name and title of each signing officer under his or her signature.